Capital and Funding - Summary of Treasury Shares Movements (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of classes of share capital [line items]
1 January	[1]	€ (10,181)	€ (9,208)
Repurchase of shares	[1],[2]		(6,020)		€ (5,014)
Other purchases and utilisations		64	(8)
Adjustment on translation of PLC's ordinary capital at 31/9p = €0.16		(148)	(150)	[1]	(164)	[1]
31 December		(703)	(10,181)	[1]	€ (9,208)	[1]
Unilever PLC [member]
Disclosure of classes of share capital [line items]
Adjustment on translation of PLC's ordinary capital at 31/9p = €0.16		(2)	(14)
Unilever PLC [member] | Nv [Member]
Disclosure of classes of share capital [line items]
Cancellation of NV and PLC shares		€ 9,416	€ 5,069

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programmes announced on 19 April 2018 and 6 April 2017.